Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of depreciation rates

Accounting for property, plant and equipment
Property, plant and equipment is stated at cost, which includes direct and incremental acquisition costs less accumulated depreciation and provisions for impairment, if required. Subsequent costs are capitalised if these result in enhancement of the asset.
Depreciation is provided on the depreciable amount of items of property, plant and equipment on a straight-line basis over their estimated useful economic lives. Depreciation rates, methods and the residual values underlying the calculation of depreciation of items of property, plant and equipment are kept under review to take account of any change in circumstances, including consideration on future Climate and Sustainability investments.
The Group uses the following annual rates in calculating depreciation:

Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets

	Investment property	Property	Equipment	Right of use assets[1]	Total
	£m	£m	£m	£m	£m
Cost
As at 1 January 2025	9	3,628	2,245	2,215	8,097
Additions	33	215	267	156	671
Disposals[2]	—	(158)	(68)	(87)	(313)
Exchange and other movements	1	(192)	11	45	(135)
As at 31 December 2025	43	3,493	2,455	2,329	8,320
Accumulated depreciation and impairment
As at 1 January 2025	—	(1,798)	(1,557)	(1,138)	(4,493)
Depreciation charge[3]	—	(139)	(236)	(136)	(511)
Impairment[3]	—	(3)	(1)	(7)	(11)
Disposals[2]	—	156	60	79	295
Exchange and other movements	—	99	7	14	120
As at 31 December 2025	—	(1,685)	(1,727)	(1,188)	(4,600)
Net book value	43	1,808	728	1,141	3,720
Cost
As at 1 January 2024	2	3,578	2,347	2,002	7,929
Additions	9	165	186	48	408
Disposals	(2)	(140)	(273)	(96)	(511)
Exchange and other movements	—	25	(15)	261	271
As at 31 December 2024	9	3,628	2,245	2,215	8,097
Accumulated depreciation and impairment
As at 1 January 2024	—	(1,778)	(1,563)	(1,171)	(4,512)
Depreciation charge[3]	—	(143)	(250)	(139)	(532)
Impairment[3]	—	(1)	—	(14)	(15)
Disposals	—	131	258	94	483
Exchange and other movements	—	(7)	(2)	92	83
As at 31 December 2024	—	(1,798)	(1,557)	(1,138)	(4,493)
Net book value	9	1,830	688	1,077	3,604
Notes:
1Right of use (ROU) asset balances relate to property leases under IFRS 16. Refer to Note 20 for further details.
2Disposals primarily pertain to fully depreciated assets which are not in use.
3Depreciation charge and impairment charge is part of Infrastructure, Administration and General expenses shown in Note 7.
4In 2024, Exchange and other movements in Right of use (ROU) asset balances include modification related to a lease extended by ~91 years